Income Taxes - Summary of Unrecognized Deferred Tax Assets on Tax Losses Carryforwards (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure details of carry forward details of tax losses unutilised for which no deferred tax assets are recognised [Line items]
Tax losses carryforward	¥ 518,385	¥ 379,566
Within 5 years [Member]
Disclosure details of carry forward details of tax losses unutilised for which no deferred tax assets are recognised [Line items]
Tax losses carryforward	4,049	13,597
Between 5 and 10 years [Member]
Disclosure details of carry forward details of tax losses unutilised for which no deferred tax assets are recognised [Line items]
Tax losses carryforward	136,666	20,475
Later than 10 years [Member]
Disclosure details of carry forward details of tax losses unutilised for which no deferred tax assets are recognised [Line items]
Tax losses carryforward	¥ 377,670	¥ 345,493